Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000061818
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Class A (including sales charges) ($30,145)
Average Annual Return, Percent		5.93%	2.91%	11.67%
C000061820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Class R ($31,216)
C000254317
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Class S ($32,812)
C000122688
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Institutional 2 Class ($33,119)
C000122689
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Institutional 3 Class ($33,274)
C000061821
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Select Large Cap Growth Fund Institutional Class ($32,812)
C000179754
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Columbia Integrated Large Cap Growth Fund II Institutional Class ($41,307)
C000259219
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Manager Large Cap Growth Strategies Fund Institutional Class ($10,379)
Without Sales Load [Member] | C000061818
Average Annual Return [Line Items]
Average Annual Return, Percent		12.38%	4.14%	12.33%
Without Sales Load [Member] | C000061820
Average Annual Return [Line Items]
Average Annual Return, Percent		12.15%	3.88%	12.06%
Without Sales Load [Member] | C000254317
Average Annual Return [Line Items]
Average Annual Return, Percent		12.69%	4.40%	12.62%
Without Sales Load [Member] | C000122688
Average Annual Return [Line Items]
Average Annual Return, Percent		12.71%	4.48%	12.72%
Without Sales Load [Member] | C000122689
Average Annual Return [Line Items]
Average Annual Return, Percent		12.83%	4.54%	12.77%
Without Sales Load [Member] | C000061821
Average Annual Return [Line Items]
Average Annual Return, Percent		12.69%	4.40%	12.62%
Without Sales Load [Member] | C000179754
Average Annual Return [Line Items]
Average Annual Return, Percent		14.20%	10.73%	15.24%
Without Sales Load [Member] | C000259219
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Average Annual Return, Percent		17.74%	11.34%	13.97%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($11,090)
Average Annual Return, Percent	10.90%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Average Annual Return, Percent		18.81%	12.76%	16.83%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($10,661)
Average Annual Return, Percent	6.61%